Loans and Borrowings - Loans and borrowings repayment schedule (Details) $ in Thousands	Jul. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 51,875
July 31, 2022
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	51,875
Thereafter
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 0